Commitments and Contingencies (Schedule of Commitments to Purchase Goods or Services and for Future Minimum Guaranteed Royalties) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Purchase commitments due in 2012	$ 54,686
Purchase commitments due in 2013	25,556
Purchase commitments due in 2014	496
Purchase commitments due in 2015	0
Purchase commitments due in 2016	0
Purchase commitments due, thereafter	0
Purchase commitments due, total	80,738
License & royalty commitments due in 2012	1,600
License & royalty commitments due in 2013	1,122
License & royalty commitments due in 2014	1,222
License & royalty commitments due in 2015	1,222
License & royalty commitments due in 2016	1,222
License & royalty commitments due, thereafter	3,388
License & royalty commitments due, total	$ 9,776